Leases - Summary of maturities of operating lease payments (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 631	£ 671
Lease liabilities included in the balance sheet	517	547
Current	65	64
Non-current	452	483
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	85	84
One to five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	270	286
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 276	£ 301